Note 12 - Financial Instruments Recognized in the Statement of Financial Position and Related Effect on the Income Statement	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
12
) Financial instruments recognized in the statement of financial position and related effect on the income statement

The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not
include fair value information for financial assets and financial liabilities not
measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of December 31, 2017 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Fair value through comprehensive income (loss) (2)	Receivables	Fair value
Financial assets
Non-current financial assets	60,469	26,030	32,392	2,046	60,469
Trade receivables and others	21,412	-	-	21,412	21,412
Short-term investments	16,743	-	16,743	-	16,743
Cash and cash equivalents	99,367	99,367	-	-	99,367
Total financial assets	197,991	125,397	49,135	23,458	197,991

As of December 31, 2017 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Fair value through comprehensive income (loss) (2)	Debt at amortized Cost (3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	4,521	-	-	4,521	4,521
Financial liabilities—current portion	1,343	-	-	1,343	1,343
Trade payables and others	24,657	-	-	24,657	24,657
Total financial liabilities	30,521	-	-	30,521	30,521

As of December 31, 2018 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Receivables	Fair value
Financial assets
Non-current financial assets	35,181	33,138	2,043	35,181
Trade receivables and others	152,112	-	152,112	152,112
Short-term investments	15,217	15,217	-	15,217
Cash and cash equivalents	152,314	152,314	-	152,314
Total financial assets	354,824	200,669	154,155	354,824

As of December 31, 2018 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Debt at amortized Cost (3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	3,175	-	3,175	3,175
Financial liabilities—current portion	1,347	-	1,347	1,347
Trade payables and others	91,655	-	91,655	91,655
Total financial liabilities	96,175	-	96,175	96,175

As of December 31, 2019 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Receivables	Fair value
Financial assets
Non-current financial assets	37,005	37,005	-	37,005
Trade receivables and others	35,477	-	35,477	35,477
Short-term investments	15,978	15,978	-	15,978
Cash and cash equivalents	202,887	202,887	-	202,887
Total financial assets	291,347	255,869	35,477	291,347

As of December 31, 2019 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss (1)	Debt at amortized Cost (3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	16,593	-	16,593	16,593
Financial liabilities—current portion	2,130	-	2,130	2,130
Trade payables and others	49,504	-	49,504	49,504
Total financial liabilities	68,227	-	68,227	68,227
_______
(1)	The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
(2)	The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.
(3)	The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.

In accordance with the amendments to IFRS
7,
financial instruments are presented in
three
categories based on a hierarchy of methods used to determine fair value:

Level
1:
fair value determined based on quoted prices in active markets for assets or liabilities;

Level
2:
fair value determined on the observable database for the asset or liability concerned either directly or indirectly;

Level
3:
fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.